Long-Term Debt (Schedule of Long Term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Oct. 13, 2015
Debt Instrument [Line Items]
Senior notes			$ 4,500
Other	$ 15	$ (58)
Total principal payments	8,763	10,478
Current portion	(1,045)	(332)
Long-term debt, excluding current portion	7,718	10,146
2018 Term Loans [Member]
Debt Instrument [Line Items]
Term loans	$ 0	$ 550
Applicable margin	1.75%
Senior Notes due June 2017, interest payable semi-annually at 1.450% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage		1.45%
Senior notes	$ 0	$ 300
Senior Notes due April 2018, interest payable semi-annually at 2.000% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	2.00%
Senior notes	$ 250	250
Senior Notes due October 2018, interest payable semi-annually at 2.850% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	2.85%
Senior notes	$ 750	750
Senior Notes due October 2020, interest payable semi-annually at 3.625% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.625%
Senior notes	$ 1,150	1,750
Senior Euro Notes due 2021, interest payable annually at 0.400% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	0.40%
Senior notes	$ 599	0
Senior Notes due 2021, interest payable semi-annually at 2.250% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	2.25%
Senior notes	$ 750	$ 750
Senior Notes due March 2022, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage		5.00%
Senior notes	$ 0	$ 700
Senior GBP Notes due 2022, interest payable annually at 1.700% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	1.70%
Senior notes	$ 405	0
Senior Notes due October 2022, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	4.50%
Senior notes	$ 300	500
Senior Notes due 2023, interest payable semi-annually at 3.500% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.50%
Senior notes	$ 700	1,000
Senior Notes due 2024, interest payable semi-annually at 3.875% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.875%
Senior notes	$ 400	700
Senior Euro Notes due 2024, interest payable annually at 1.100% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	1.10%
Senior notes	$ 599	0
Senior Notes due October 2025, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%
Senior notes	$ 900	1,500
Senior Notes due 2026, interest payable semi-annually at 3.000% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.00%
Senior notes	$ 1,250	1,250
Senior Notes due 2046, interest payable semi-annually at 4.500% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage	4.50%
Senior notes	$ 500	500
Revolving Loan [Member]
Debt Instrument [Line Items]
Term loans	$ 195	$ 36
Applicable margin	1.75%
Revolving loan unused commitment fee percentage	0.25%
Revolving loan marginal rates	2.64%